Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Operating activities
Net loss	$ (181,873)	$ (192,460)
Adjustments for:
Share-based compensation	7,856	7,437
Depreciation	11,525	11,570
Finance costs	13,378	5,761
Gain on disposal of investments		(11,854)
Share of loss of associates	599	641
Change in fair value of financial assets and liabilities at fair value through profit and loss	14	480
Change in fair value of warrant liability	(4,535)	(25,008)
Unrealized foreign exchange loss (gain)	(9,855)
Deferred income tax expense (recovery)	(22,644)	1,706
Impairment of assets	171,974	140,000
Premium on flow-through shares		(914)
Cumulative catch-up adjustment on contract liability	(34,581)	(4,362)
Proceeds from Contract liability	(1,326)	26,112
Other	3,861	4,055
Environmental rehabilitation obligations reimbursed (paid)	(2,933)	(3,409)
Net cash flows used in operating activities before changes in non-cash working capital items	(48,540)	(40,245)
Changes in non-cash working capital items	4,755	(10,013)
Net cash flows used in operating activities	(43,785)	(50,258)
Investing activities
Additions to mining interests	(37,631)	(47,955)
Additions to property, plant and equipment	(17,522)	(29,409)
Additions to exploration and evaluation expenses	(17,121)	(8,917)
Proceeds on disposals of investments	4,241	22,585
Cash payments on deferred consideration and contingent payments	(334)
Acquisition of restricted cash	(2,424)
Acquisition of other investments		(212)
Acquisition of Tintic, net of cash acquired		(67,431)
Reclamation deposit	4,197	(13,371)
Other	533	(1,207)
Net cash flows used in investing activities	(66,061)	(145,917)
Financing activities
Proceeds from equity financings	51,756	255,492
Other issuance of common shares	140	368
Share issue expense	(3,489)	(7,299)
Capital payments on lease liabilities	(1,226)	(6,945)
Long-term debt and capital leases	6,644	17,772
Repayment of long-term debt	(5,675)	(4,860)
Withholding taxes on settlement of restricted units	(361)
Net cash flows provided by financing activities	47,789	254,528
Increase (decrease) in cash and cash equivalents before impact of exchange rate	(62,057)	58,353
Effects of exchange rate changes on cash and cash equivalents	(432)	14,184
Increase (decrease) in cash and cash equivalents	(62,489)	72,537
Cash and cash equivalents - Beginning of year	105,944	33,407
Cash and cash equivalents - end of year	$ 43,500	$ 105,944